UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02802
______________________________________________

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments

UBS Cashfund Inc.
Schedule of investments – December 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)
US government and agency obligations—17.83%
Federal Home Loan Bank
0.360%, due 01/02/13[1]	1,000,000	1,000,000
0.120%, due 01/23/13[2]	5,000,000	4,999,633
0.120%, due 03/07/13[2]	5,000,000	4,998,917
Federal Home Loan Mortgage Corp.*
0.163%, due 01/06/13[1]	10,000,000	9,998,612
0.173%, due 01/07/13[2]	10,000,000	9,999,712
US Treasury Bills
0.123%, due 02/07/13[2]	15,000,000	14,998,112
US Treasury Notes
1.375%, due 02/15/13	10,000,000	10,014,668
1.750%, due 04/15/13	11,000,000	11,049,841
0.625%, due 04/30/13	4,000,000	4,005,403
1.375%, due 05/15/13	10,000,000	10,044,879
0.375%, due 06/30/13	5,000,000	5,004,838
3.125%, due 08/31/13	7,000,000	7,135,219
0.125%, due 09/30/13	5,000,000	4,997,167
0.500%, due 11/15/13	9,000,000	9,024,127
0.750%, due 12/15/13	6,000,000	6,030,666
Total US government and agency obligations (cost—$113,301,794)		113,301,794
Certificates of deposit—16.92%
Banking-non-US — 13.38%
Bank of Montreal
0.230%, due 03/12/13	5,000,000	5,000,000
Bank of Nova Scotia
0.260%, due 01/22/13[1]	4,000,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.240%, due 01/07/13	10,000,000	10,000,000
0.170%, due 01/17/13	5,000,000	5,000,000
Credit Agricole Corporate & Investment Bank
0.240%, due 01/10/13	10,000,000	10,000,000
Mizuho Corporate Bank Ltd.
0.250%, due 01/08/13	10,000,000	10,000,000
Norinchukin Bank Ltd.
0.180%, due 01/31/13	7,000,000	7,000,000
Rabobank Nederland NV
0.460%, due 03/25/13[1]	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp.
0.160%, due 01/02/13	9,000,000	9,000,000
0.200%, due 01/07/13	10,000,000	10,000,000
Svenska Handelsbanken AB
0.210%, due 01/02/13	7,000,000	7,000,000
Toronto-Dominion Bank
0.300%, due 01/18/13	3,000,000	3,000,142
		85,000,142
Banking-US — 3.54%
Branch Banking & Trust Co.
0.265%, due 01/04/13[1]	6,500,000	6,500,000
0.220%, due 02/20/13	6,000,000	6,000,000
Citibank N.A.
0.200%, due 01/17/13	5,000,000	5,000,000

UBS Cashfund Inc.
Schedule of investments – December 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)
Certificates of deposit— (concluded)
Banking-US— (concluded)
State Street Bank and Trust Co.
0.210%, due 02/12/13	5,000,000	5,000,000
		22,500,000
Total certificates of deposit (cost—$107,500,142)		107,500,142
Commercial paper[2]—48.68%
Asset backed-auto & truck — 2.52%
FCAR Owner Trust II
0.250%, due 02/04/13	4,000,000	3,999,055
0.240%, due 02/15/13	4,000,000	3,998,800
0.240%, due 03/15/13	8,000,000	7,996,107
		15,993,962
Asset backed-banking US—1.65%
Atlantis One Funding Corp.
0.230%, due 03/04/13	10,500,000	10,495,841
Asset backed-miscellaneous — 21.85%
Atlantic Asset Securitization LLC
0.240%, due 01/14/13	5,000,000	4,999,567
Cancara Asset Securitisation LLC
0.220%, due 01/10/13	5,000,000	4,999,725
0.230%, due 01/17/13	4,000,000	3,999,591
0.230%, due 01/18/13	10,000,000	9,998,914
Chariot Funding LLC
0.250%, due 04/18/13	5,000,000	4,996,285
Gotham Funding Corp.
0.230%, due 02/07/13	5,000,000	4,998,818
Jupiter Securitization Co. LLC
0.250%, due 01/07/13	11,000,000	10,999,542
0.210%, due 03/18/13	5,000,000	4,997,783
Liberty Street Funding LLC
0.190%, due 01/11/13	8,000,000	7,999,578
0.180%, due 01/17/13	5,000,000	4,999,600
Market Street Funding LLC
0.200%, due 01/14/13	9,000,000	8,999,350
0.210%, due 02/06/13	5,000,000	4,998,950
0.210%, due 03/05/13	5,000,000	4,998,162
Nieuw Amsterdam Receivables Corp.
0.190%, due 01/22/13	5,000,000	4,999,446
Old Line Funding Corp.
0.350%, due 01/15/13	6,500,000	6,499,115
0.200%, due 03/15/13	5,000,000	4,997,972
0.220%, due 04/15/13	6,000,000	5,996,187
Regency Markets No. 1 LLC
0.210%, due 01/16/13	6,000,000	5,999,475
Salisbury Receivables Co. LLC
0.210%, due 01/10/13	6,000,000	5,999,685
Sheffield Receivables Corp.
0.260%, due 01/03/13	5,000,000	4,999,928
Thunder Bay Funding LLC
0.200%, due 01/08/13	6,000,000	5,999,767
Victory Receivables Corp.
0.250%, due 01/02/13	5,000,000	4,999,965

UBS Cashfund Inc.
Schedule of investments – December 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)
Commercial paper[2]— (continued)
Asset backed-miscellaneous— (concluded)
Victory Receivables Corp. (concluded)
0.220%, due 01/03/13	1,364,000	1,363,983
0.190%, due 01/08/13	5,000,000	4,999,815
		138,841,203
Banking-non-US — 8.97%
Banque et Caisse d'Epargne de l'Etat
0.300%, due 01/25/13	5,000,000	4,999,000
Caisse Centrale Desjardins du Quebec
0.220%, due 02/07/13	6,000,000	5,998,643
DBS Bank Ltd.
0.220%, due 04/05/13	7,000,000	6,995,979
Mizuho Funding LLC
0.260%, due 01/02/13	9,000,000	8,999,935
Skandinaviska Enskilda Banken AB
0.240%, due 01/14/13	6,000,000	5,999,480
0.250%, due 03/01/13	5,000,000	4,997,951
Svenska Handelsbanken
0.250%, due 04/12/13	9,000,000	8,993,688
UOB Funding LLC
0.200%, due 02/14/13	5,000,000	4,998,778
0.210%, due 02/22/13	5,000,000	4,998,483
		56,981,937
Banking-US — 6.92%
BNP Paribas Finance, Inc.
0.350%, due 02/04/13	5,000,000	4,998,347
Deutsche Bank Financial LLC
0.500%, due 03/20/13	5,000,000	4,994,583
0.440%, due 06/10/13	6,000,000	5,988,267
Nordea North America, Inc.
0.315%, due 03/18/13	10,000,000	9,993,350
Northern Pines Funding LLC
0.180%, due 01/02/13	8,000,000	7,999,960
State Street Corp.
0.220%, due 01/04/13	10,000,000	9,999,817
		43,974,324
Finance-captive automotive — 2.20%
Toyota Motor Credit Corp.
0.250%, due 01/22/13	7,000,000	6,998,979
0.280%, due 03/20/13	5,000,000	4,996,967
0.280%, due 03/21/13	2,000,000	1,998,771
		13,994,717
Finance-non-captive diversified—0.94%
General Electric Capital Corp.
0.240%, due 04/01/13	6,000,000	5,996,400
Insurance-life — 3.63%
MetLife Short Term Funding LLC
0.210%, due 02/12/13	10,000,000	9,997,550

UBS Cashfund Inc.
Schedule of investments – December 31, 2012 (unaudited)

	Face
Security description	amount ($)	Value ($)
Commercial paper[2]— (concluded)
Insurance-life— (concluded)
MetLife Short Term Funding LLC (concluded) 0.200%, due 02/15/13	8,100,000	8,097,975
Prudential Funding LLC
0.240%, due 01/11/13	5,000,000	4,999,667
		23,095,192
Total commercial paper (cost—$309,373,576)		309,373,576
Short-term corporate obligation—0.79%
Banking-non-US—0.79%
Royal Bank of Canada
0.461%, due 03/08/13[1] (cost — $5,001,781)	5,000,000	5,001,781
Repurchase agreements—15.79%
Repurchase agreement dated 12/31/12 with Barclays
Capital, Inc., 0.180% due 01/02/13, collateralized
by $43,913,100 US Treasury Note, 2.125% due
05/31/15; (value—$45,900,069); proceeds:
$45,000,450	45,000,000	45,000,000
Repurchase agreement dated 12/31/12 with Deutsche
Bank Securities, Inc., 0.200% due 01/02/13,
collateralized by $63,950,000 Resolution Funding
Corp. Interest Strip, zero coupon due 10/15/20;
(value—$56,100,138); proceeds: $55,000,611	55,000,000	55,000,000
Repurchase agreement dated 12/31/12 with State
Street Bank and Trust Co., 0.010% due 01/02/13,
collateralized by $377,129 US Treasury Note,
0.250% due 09/30/14; (value—$377,470);
proceeds: $370,000	370,000	370,000
Total repurchase agreements (cost—$100,370,000)		100,370,000
Total investments which approximates cost for federal income tax purposes
(cost — $635,547,293) — 100.01%		635,547,293
Liabilities in excess of other assets — (0.01)%		(74,128)
Net assets (applicable to 635,855,681 shares of common stock outstanding equivalent to $1.00 per share) —
100.00%		635,473,165

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active	Other
	markets for	significant
	identical	observable	Unobservable
	investments (Level 1)	inputs (Level 2)	inputs (Level 3)
	($)	($)	($)	Total ($)
US government and agency
obligations	–	113,301,794	–	113,301,794
Certificates of deposit	–	107,500,142	–	107,500,142
Commercial paper	–	309,373,576	–	309,373,576
Short-term corporate
obligation	–	5,001,781	–	5,001,781
Repurchase agreements	–	100,370,000	–	100,370,000
Total	–	635,547,293	–	635,547,293

At December 31, 2012, there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	74.7
Japan	11.6
Sweden	4.2
Canada	3.6
Singapore	2.7
France	1.6
Netherlands	0.8
Luxembourg	0.8
Total	100.0

Weighted average maturity — 46 days.

Portfolio footnotes

*       On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

1       Variable or floating rate security. The interest rate shown is the current rate as of December 31, 2012 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

2       Rates shown are the discount rates at date of purchase.

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of Fund's Schedule of investments.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards (“IFRS”). ASU 2011-11 requires entities to: disclose both gross and net information about both instruments and transactions eligible for offset in the financial statements; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated September 30, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 1, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	March 1, 2013